SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-21497

                       AllianceBernstein Corporate Shares
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                              1200 G Street, N.W.
                             Washington, D.C. 20005

                       Date of fiscal year end: April 30

             Date of reporting period: July 1, 2009 - June 30, 2010

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21497
Reporting Period: 07/01/2009 - 06/30/2010
AllianceBernstein Corporate Shares








====================== AllianceBernstein Corporate Shares- =====================
================== AllianceBernstein Corporate Income Shares ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                Registrant: AllianceBernstein Corporate Shares



                                By:    Robert M. Keith*
                                       ---------------------
                                       Chief Executive Officer



                              Date:  August 30, 2010

*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary